Long-Term Loans	12 Months Ended
Dec. 31, 2023
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans
23.
LONG-TERM LOANS

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Secured bank loans (Note 40)	$1,600	$1,600
Less: Current portion	—	(1,600)
	$1,600	—

The annual interest rates of bank loans were as follows:

	December 31
	2022	2023
Secured bank loans	1.80%	1.87%

LED obtained a secured loan from Chang Hwa Bank with monthly interest payments. The contract will be due in September 2024.